INTANGIBLE ASSETS AND GOODWILL - Estimated Annual Amortization of Long-lived Assets With Finite Lives (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Estimated aggregate amortization expense
2018	$ 2,921
2019	2,684
2020	2,399
2021	2,045
2022	1,851
Thereafter	1,527
Net Carrying Amount	$ 13,427	$ 16,933